Annual Fund Operating Expenses	Feb. 28, 2025
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%